Distribution Date:	05/16/25	JPMDB Commercial Mortgage Securities Trust 2018-C8
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	LNR Securities Holdings, LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46591AAW5	3.120500%	20,521,343.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46591AAX3	4.030600%	131,981,467.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46591AAZ8	3.944400%	130,013,581.00	104,929,489.68	0.00	344,903.23	0.00	0.00	344,903.23	104,929,489.68	40.60%	30.00%
A-4	46591ABA2	4.210600%	183,513,650.00	183,513,650.00	0.00	643,918.81	0.00	0.00	643,918.81	183,513,650.00	40.60%	30.00%
A-SB	46591ABB0	4.145000%	33,165,944.00	20,288,716.67	618,567.14	70,080.61	0.00	0.00	688,647.75	19,670,149.53	40.60%	30.00%
A-S	46591ABE4	4.421000%	64,183,025.00	64,183,025.00	0.00	236,460.96	0.00	0.00	236,460.96	64,183,025.00	28.22%	21.00%
B	46591ABF1	4.521600%	32,981,845.00	32,981,845.00	0.00	124,275.59	0.00	0.00	124,275.59	32,981,845.00	21.86%	16.38%
C	46591ABG9	4.756538%	32,091,512.00	32,091,512.00	0.00	127,203.76	0.00	0.00	127,203.76	32,091,512.00	15.68%	11.88%
D	46591AAG0	3.256538%	35,657,005.00	35,657,005.00	0.00	96,765.34	0.00	0.00	96,765.34	35,657,005.00	8.80%	6.88%
E	46591AAJ4	3.000000%	8,912,691.00	8,912,691.00	0.00	22,281.73	0.00	0.00	22,281.73	8,912,691.00	7.08%	5.63%
F	46591AAL9	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	5.71%	4.63%
G	46591AAN5	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	4.33%	3.63%
NR-RR	46591AAQ8	4.756538%	25,851,542.00	22,476,711.43	0.00	77,958.39	0.00	0.00	77,958.39	22,476,711.43	0.00%	0.00%
R	46591AAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	46591AAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			713,137,655.00	519,298,695.78	618,567.14	1,779,508.54	0.00	0.00	2,398,075.68	518,680,128.64

X-A	46591ABC8	0.588198%	563,379,010.00	372,914,881.35	0.00	182,789.71	0.00	0.00	182,789.71	372,296,314.21
X-B	46591ABD6	0.119076%	65,073,357.00	65,073,357.00	0.00	6,457.25	0.00	0.00	6,457.25	65,073,357.00
X-D	46591AAA3	1.500000%	35,657,005.00	35,657,005.00	0.00	44,571.26	0.00	0.00	44,571.26	35,657,005.00
X-EF	46591AAC9	1.756538%	16,044,716.00	16,044,716.00	0.00	23,485.97	0.00	0.00	23,485.97	16,044,716.00
X-G	46591AAE5	1.756538%	7,132,025.00	7,132,025.00	0.00	10,439.73	0.00	0.00	10,439.73	7,132,025.00
Notional SubTotal			687,286,113.00	496,821,984.35	0.00	267,743.92	0.00	0.00	267,743.92	496,203,417.21

Deal Distribution Total					618,567.14	2,047,252.46	0.00	0.00	2,665,819.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46591AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46591AAZ8	807.06560709	0.00000000	2.65282463	0.00000000	0.00000000	0.00000000	0.00000000	2.65282463	807.06560709
A-4	46591ABA2	1,000.00000000	0.00000000	3.50883332	0.00000000	0.00000000	0.00000000	0.00000000	3.50883332	1,000.00000000
A-SB	46591ABB0	611.73342963	18.65067191	2.11302926	0.00000000	0.00000000	0.00000000	0.00000000	20.76370116	593.08275772
A-S	46591ABE4	1,000.00000000	0.00000000	3.68416665	0.00000000	0.00000000	0.00000000	0.00000000	3.68416665	1,000.00000000
B	46591ABF1	1,000.00000000	0.00000000	3.76799994	0.00000000	0.00000000	0.00000000	0.00000000	3.76799994	1,000.00000000
C	46591ABG9	1,000.00000000	0.00000000	3.96378207	0.00000000	0.00000000	0.00000000	0.00000000	3.96378207	1,000.00000000
D	46591AAG0	1,000.00000000	0.00000000	2.71378205	0.00000000	0.00000000	0.00000000	0.00000000	2.71378205	1,000.00000000
E	46591AAJ4	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
F	46591AAL9	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
G	46591AAN5	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
NR-RR	46591AAQ8	869.45341326	0.00000000	3.01561857	0.43070545	20.14602533	0.00000000	0.00000000	3.01561857	869.45341326
R	46591AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	46591AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591ABC8	661.92540853	0.00000000	0.32445247	0.00000000	0.00000000	0.00000000	0.00000000	0.32445247	660.82744938
X-B	46591ABD6	1,000.00000000	0.00000000	0.09923032	0.00000000	0.00000000	0.00000000	0.00000000	0.09923032	1,000.00000000
X-D	46591AAA3	1,000.00000000	0.00000000	1.25000011	0.00000000	0.00000000	0.00000000	0.00000000	1.25000011	1,000.00000000
X-EF	46591AAC9	1,000.00000000	0.00000000	1.46378222	0.00000000	0.00000000	0.00000000	0.00000000	1.46378222	1,000.00000000
X-G	46591AAE5	1,000.00000000	0.00000000	1.46378203	0.00000000	0.00000000	0.00000000	0.00000000	1.46378203	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	344,903.23	0.00	344,903.23	0.00	0.00	0.00	344,903.23	0.00
A-4	04/01/25 - 04/30/25	30	0.00	643,918.81	0.00	643,918.81	0.00	0.00	0.00	643,918.81	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	70,080.61	0.00	70,080.61	0.00	0.00	0.00	70,080.61	0.00
X-A	04/01/25 - 04/30/25	30	0.00	182,789.71	0.00	182,789.71	0.00	0.00	0.00	182,789.71	0.00
X-B	04/01/25 - 04/30/25	30	0.00	6,457.25	0.00	6,457.25	0.00	0.00	0.00	6,457.25	0.00
X-D	04/01/25 - 04/30/25	30	0.00	44,571.26	0.00	44,571.26	0.00	0.00	0.00	44,571.26	0.00
X-EF	04/01/25 - 04/30/25	30	0.00	23,485.97	0.00	23,485.97	0.00	0.00	0.00	23,485.97	0.00
X-G	04/01/25 - 04/30/25	30	0.00	10,439.73	0.00	10,439.73	0.00	0.00	0.00	10,439.73	0.00
A-S	04/01/25 - 04/30/25	30	0.00	236,460.96	0.00	236,460.96	0.00	0.00	0.00	236,460.96	0.00
B	04/01/25 - 04/30/25	30	0.00	124,275.59	0.00	124,275.59	0.00	0.00	0.00	124,275.59	0.00
C	04/01/25 - 04/30/25	30	0.00	127,203.76	0.00	127,203.76	0.00	0.00	0.00	127,203.76	0.00
D	04/01/25 - 04/30/25	30	0.00	96,765.34	0.00	96,765.34	0.00	0.00	0.00	96,765.34	0.00
E	04/01/25 - 04/30/25	30	0.00	22,281.73	0.00	22,281.73	0.00	0.00	0.00	22,281.73	0.00
F	04/01/25 - 04/30/25	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
G	04/01/25 - 04/30/25	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
NR-RR	04/01/25 - 04/30/25	30	507,659.17	89,092.79	0.00	89,092.79	11,134.40	0.00	0.00	77,958.39	520,805.82
Totals			507,659.17	2,058,386.86	0.00	2,058,386.86	11,134.40	0.00	0.00	2,047,252.46	520,805.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,665,819.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,068,831.41	Master Servicing Fee	4,415.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,994.21
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	216.37
ARD Interest	0.00	Operating Advisor Fee	1,268.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	259.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,068,831.41	Total Fees	10,444.54

Principal		Expenses/Reimbursements
Scheduled Principal	618,567.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,134.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	618,567.14	Total Expenses/Reimbursements	11,134.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,047,252.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	618,567.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,665,819.60
Total Funds Collected	2,687,398.55	Total Funds Distributed	2,687,398.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	519,298,695.78	519,298,695.78	Beginning Certificate Balance	519,298,695.78
(-) Scheduled Principal Collections	618,567.14	618,567.14	(-) Principal Distributions	618,567.14
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	518,680,128.64	518,680,128.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	519,474,293.39	519,474,293.39	Ending Certificate Balance	518,680,128.64
Ending Actual Collateral Balance	518,914,851.16	518,914,851.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP
	9,999,999 or less	12	68,991,872.53	13.30%	35	4.9842	1.832911	1.49 or less	8	168,126,833.12	32.41%	27	4.9602	1.238277
10,000,000 to 19,999,999		10	137,652,669.48	26.54%	35	4.8263	1.863832	1.50 to 1.74	9	135,736,155.65	26.17%	35	4.9463	1.572338
20,000,000 to 24,999,999		2	47,715,417.93	9.20%	64	5.1785	2.273313	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		6	204,558,526.35	39.44%	36	4.8702	1.501053	2.00 to 2.24	5	69,644,135.03	13.43%	36	5.0051	2.153814
	50,000,000 or greater	1	50,000,000.00	9.64%	32	3.5595	2.855600	2.25 or greater	9	135,411,362.49	26.11%	55	4.2510	2.730284
	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP
							Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP
Alabama	2	2,176,197.57	0.42%	118	4.5100	3.011955
							Industrial	1	5,101,001.32	0.98%	36	5.0500	0.536000
Arizona	2	57,757,404.67	11.14%	49	3.6637	2.899519
							Lodging	4	31,734,913.77	6.12%	36	5.1460	2.169477
California	7	93,268,900.72	17.98%	35	4.8504	1.631877
							Mixed Use	3	52,560,892.28	10.13%	35	4.8977	1.606351
Connecticut	1	24,320,070.52	4.69%	(24)	5.9900	1.398600
							Mobile Home Park	1	4,334,002.26	0.84%	36	4.9900	2.274600
Florida	2	40,178,690.04	7.75%	36	5.1172	1.617161
							Multi-Family	4	92,052,360.75	17.75%	36	5.0118	1.564321
Idaho	1	1,502,227.57	0.29%	155	4.3350	3.182600
							Office	17	151,657,029.89	29.24%	25	4.5590	1.927348
Louisiana	1	1,543,272.04	0.30%	155	4.3350	3.182600
							Retail	17	133,578,661.18	25.75%	35	4.8036	1.682984
Michigan	4	34,029,787.30	6.56%	53	4.7354	2.445433
							Self Storage	11	37,899,624.85	7.31%	109	4.4067	3.017046
Nevada	3	5,660,752.82	1.09%	32	4.7870	1.654000
							Totals	60	518,680,128.64	100.00%	38	4.7805	1.843160
New Jersey	1	2,651,472.71	0.51%	155	4.3350	3.182600

New York	1	42,000,000.00	8.10%	36	4.8670	1.432800

North Carolina	11	29,994,760.87	5.78%	35	4.5851	1.245298

Ohio	4	32,492,483.30	6.26%	42	4.8268	2.309219

Pennsylvania	7	65,314,882.48	12.59%	37	4.6782	1.696126

Texas	8	57,979,123.79	11.18%	36	5.0824	1.705449

Virginia	2	12,213,244.53	2.35%	35	5.1839	1.117465

Wyoming	1	5,835,215.37	1.13%	37	5.0050	1.631800

Totals	60	518,680,128.64	100.00%	38	4.7805	1.843160

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP
	3.99999% or less	1	50,000,000.00	9.64%	32	3.5595	2.855600	12 months or less	1	23,395,347.41	4.51%	155	4.3350	3.182600
	4.00000% to 4.49999%	4	63,170,606.90	12.18%	78	4.3174	2.600617	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	15	253,527,635.90	48.88%	35	4.8193	1.546905	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	11	142,220,243.49	27.42%	26	5.3229	1.702126	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160	49 months or greater	30	485,523,138.88	93.61%	32	4.7951	1.785424
								Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP
	84 months or less	30	485,523,138.88	93.61%	32	4.7951	1.785424	Interest Only	8	199,280,000.00	38.42%	35	4.5580	2.004904
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	23	309,638,486.29	59.70%	40	4.9129	1.749735
	120 months or greater	1	23,395,347.41	4.51%	155	4.3350	3.182600	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,761,642.35	1.88%	36	5.1223	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	477,298,415.77	92.02%	41	4.7094	1.869278
	13 months to 24 months	1	7,300,000.00	1.41%	37	4.9400	2.069200
	25 months or greater	1	24,320,070.52	4.69%	(24)	5.9900	1.398600
	Totals	33	518,680,128.64	100.00%	38	4.7805	1.843160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310540001	OF	Tempe	AZ	Actual/360	3.559%	148,312.50	0.00	0.00	01/06/28	01/06/33	--	50,000,000.00	50,000,000.00	05/06/25
2	695100996	MF	Brooklyn	NY	Actual/360	4.867%	170,345.00	0.00	0.00	N/A	05/06/28	--	42,000,000.00	42,000,000.00	05/06/25
3	310540003	MU	Monterey Park	CA	Actual/360	4.845%	161,500.00	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	05/01/25
6	695100992	RT	Pittsburgh	PA	Actual/360	4.925%	133,480.30	47,483.79	0.00	N/A	05/06/28	--	32,523,117.88	32,475,634.09	05/06/25
7	307331070	MF	Wilton Manors	FL	Actual/360	5.120%	142,933.33	0.00	0.00	N/A	05/06/28	--	33,500,000.00	33,500,000.00	05/06/25
9	310540009	OF	Durham	NC	Actual/360	4.575%	110,804.07	42,534.18	0.00	N/A	04/01/28	--	29,065,905.05	29,023,370.87	05/01/25
10	310540010	RT	Cleveland	OH	Actual/360	4.855%	111,690.20	46,708.28	0.00	N/A	04/06/28	--	27,606,229.67	27,559,521.39	05/06/25
11	307331064	OF	Hartford	CT	Actual/360	5.990%	121,692.82	59,124.91	0.00	N/A	05/06/23	--	24,379,195.43	24,320,070.52	01/06/25
12	310540012	SS	Various	Various	Actual/360	4.335%	84,772.12	70,982.85	0.00	N/A	04/01/38	--	23,466,330.26	23,395,347.41	05/01/25
14	695100997	LO	Various	TX	Actual/360	5.085%	73,889.60	48,295.27	0.00	N/A	05/06/28	--	17,437,073.49	17,388,778.22	05/06/25
15	307331069	LO	Troy	MI	Actual/360	5.220%	62,575.32	38,996.13	0.00	N/A	06/06/28	--	14,385,131.67	14,346,135.54	05/06/25
16	303281048	RT	Novi	MI	Actual/360	4.399%	53,809.12	28,618.22	0.00	N/A	03/06/28	--	14,680,218.06	14,651,599.84	05/06/25
17	310540017	RT	Houston	TX	Actual/360	4.650%	60,180.55	25,286.25	0.00	N/A	05/01/28	--	15,530,464.82	15,505,178.57	05/01/25
18	695100990	OF	Sherman Oaks	CA	Actual/360	4.785%	57,428.40	25,325.53	0.00	N/A	05/06/28	--	14,402,105.49	14,376,779.96	05/06/25
19	309640313	RT	Whitehall	PA	Actual/360	4.056%	43,440.83	28,656.58	0.00	N/A	11/01/27	--	12,852,316.23	12,823,659.65	05/01/25
20	695100986	OF	Covina	CA	Actual/360	4.895%	55,495.99	21,415.32	0.00	N/A	04/06/28	--	13,604,736.03	13,583,320.71	05/06/25
22	310540022	RT	Weslaco	TX	Actual/360	5.530%	55,205.50	19,421.62	0.00	N/A	05/06/28	--	11,979,493.23	11,960,071.61	05/06/25
23	310540023	SS	Various	PA	Actual/360	4.460%	45,715.00	0.00	0.00	N/A	04/01/28	--	12,300,000.00	12,300,000.00	05/01/25
24	310540024	MF	Andrews	TX	Actual/360	5.245%	46,912.20	15,865.75	0.00	N/A	05/06/28	--	10,733,011.13	10,717,145.38	05/06/25
25	310540025	OF	Northridge	CA	Actual/360	4.925%	34,269.79	0.00	0.00	N/A	04/06/28	--	8,350,000.00	8,350,000.00	05/06/25
26	307331062	RT	Virginia Beach	VA	Actual/360	5.280%	31,350.96	12,974.10	0.00	N/A	04/06/28	--	7,125,217.31	7,112,243.21	05/06/25
27	695100982	OF	Tallahassee	FL	Actual/360	5.103%	28,480.94	18,767.60	0.00	N/A	03/06/28	--	6,697,457.64	6,678,690.04	05/06/25
28	695101001	MU	West Hollywood	CA	Actual/360	4.940%	30,051.67	0.00	0.00	N/A	06/06/28	--	7,300,000.00	7,300,000.00	05/06/25
31	695100861	RT	Las Vegas	NV	Actual/360	4.787%	22,621.02	9,859.53	0.00	N/A	01/06/28	--	5,670,612.35	5,660,752.82	05/06/25
32	695101019	MF	Franklin	IN	Actual/360	5.086%	23,521.81	9,003.58	0.00	N/A	05/06/28	02/06/28	5,549,777.08	5,540,773.50	05/06/25
33	310540033	MF	Jackson	WY	Actual/360	5.005%	24,370.48	7,857.15	0.00	N/A	06/06/28	--	5,843,072.52	5,835,215.37	05/06/25
35	307331061	RT	Various	Various	Actual/360	4.900%	23,805.83	0.00	0.00	N/A	04/06/28	--	5,830,000.00	5,830,000.00	05/06/25
36	310540036	OF	Santa Rosa	CA	Actual/360	4.600%	20,443.41	8,264.67	0.00	N/A	04/06/28	--	5,333,062.46	5,324,797.79	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	695100984	MU	Kennett Square	PA	Actual/360	5.240%	23,006.98	7,881.75	0.00	N/A	03/06/28	--	5,268,774.03	5,260,892.28	05/06/25
38	695100999	IN	Sterling	VA	Actual/360	5.050%	21,495.53	6,848.25	0.00	N/A	05/06/28	--	5,107,849.57	5,101,001.32	05/06/25
39	307331068	IN	Taylor	MI	Actual/360	5.170%	18,218.41	7,776.40	0.00	N/A	05/06/28	--	4,228,645.25	4,220,868.85	05/06/25
40	695100998	MH	Barstow	CA	Actual/360	4.990%	18,051.96	7,149.94	0.00	N/A	05/06/28	--	4,341,152.20	4,334,002.26	05/06/25
41	695100989	SS	Springfield	OH	Actual/360	4.870%	8,959.77	3,469.49	0.00	N/A	05/06/28	--	2,207,746.93	2,204,277.44	05/06/25
Totals							2,068,831.41	618,567.14	0.00				519,298,695.78	518,680,128.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	58,065,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,001,275.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,703,240.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,921,989.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,732,311.00	2,670,212.69	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,060,453.37	3,181,666.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,485,109.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,416,606.00	0.00	--	--	05/15/24	4,326,478.83	66,892.77	180,416.49	727,214.59	0.00	0.00
12	5,699,027.30	6,040,422.44	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,183,906.86	3,468,328.26	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,087,131.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	27,950,271.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,085,229.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,314,720.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	20,968,092.28	15,109,956.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,698,986.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,491,095.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,578,508.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,524,225.89	422,926.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,063,711.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	901,441.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	5,482,145.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	750,809.44	192,126.89	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	661,575.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	627,368.38	158,225.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	780,314.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	383,216.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	647,676.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	227,177.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	696,765.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	375,575.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	174,565,834.80	31,243,865.83				4,326,478.83	66,892.77	180,416.49	727,214.59	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.780503%	4.730155%	38
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.780674%	4.730309%	39
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,946,654.05	4.780825%	4.730446%	40
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781127%	4.730487%	41
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781271%	4.730618%	42
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781415%	4.730748%	43
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781575%	4.730893%	44
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781717%	4.731020%	45
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.781875%	4.731163%	46
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.782014%	4.744968%	47
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.782151%	4.745096%	48
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	354,545.45	0	0.00	4.782306%	4.745239%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	307331064	01/06/25	3	5	180,416.49	727,214.59	108,933.88	24,554,793.04	05/10/23	2
Totals					180,416.49	727,214.59	108,933.88	24,554,793.04

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		24,320,071	0	24,320,071		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		393,483,360	393,483,360	0		0
37 - 48 Months		27,481,351	27,481,351	0		0
49 - 60 Months		0	0	0		0
> 60 Months		73,395,347	73,395,347	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	518,680,129	494,360,058	0	0	24,320,071	0
Apr-25	519,298,696	494,919,500	0	0	24,379,195	0
Mar-25	519,869,355	495,436,933	0	0	24,432,422	0
Feb-25	533,542,057	509,039,859	0	0	24,502,198	0
Jan-25	534,123,518	509,568,725	0	0	24,554,793	0
Dec-24	534,702,519	510,095,401	0	0	24,607,118	0
Nov-24	535,326,491	510,661,674	0	0	24,664,818	0
Oct-24	535,900,400	511,183,822	0	0	24,716,578	0
Sep-24	536,519,465	511,745,731	0	0	24,773,734	0
Aug-24	537,088,324	512,263,388	0	0	24,824,936	0
Jul-24	537,654,777	512,778,902	0	0	24,875,875	0
Jun-24	538,266,656	513,334,417	0	0	24,932,239	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	310540009	29,023,370.87	29,023,370.87	108,250,000.00	02/13/18	2,783,638.21	1.19890	06/30/24	04/01/28	276
11	307331064	24,320,070.52	24,554,793.04	46,200,000.00	06/22/23	5,543,805.56	1.39860	12/31/22	05/06/23	272
Totals		53,343,441.39	53,578,163.91	154,450,000.00		8,327,443.77

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	310540009	OF	NC	09/05/24	13

The loan transferred to Special Servicing effective 9/6/2024 for imminent monetary default. The subject is a 691,705 SF complex located in Durham, NC. The complex consists of 10 buildings that were built between 1985 and 1988. A September

2024 site inspec tion found the asset in good overall condition. The occupancy as of January 2024 is 62%. The December 2024 T-12 NOI DSCR based on the Borrower's unaudited financials was 1.08x. A draft budget for 2025 for all 10 buildings was also received, and it project ed a YE 2025 DSCR of less than 1.0x. The Lender is in discussions with Borrower about a loan modification. Terms have not been reached between Lender and Borrower at this time. The special servicer continues to run the payment waterfall as outlined in the loan documents. As of 4/28/25, the Borrower has to funded payment shortfalls, and the loan remains current and due for the May payment.

The loan transferred to Special Servicing effective 9/6/2024 for imminent monetary default. The subject is a 691,705 SF complex located in Durham, NC. The complex consists of 10 buildings that were built between 1985 and 1988. A September

2024 site inspection found the asset in good overall condition. The occupancy as of January 2024 is 62%. The December 2024 T-12 NOI DSCR based on the Borrower's unaudited financials was 1.08x. A draft budget for 2025 for all 10 buildings was also received, and it projected a YE 2025 DSCR of less than 1.0x. The Lender is in discussions with Borrower about a loan modification. Terms hav e not been reached between Lender and Borrower at this time. The special servicer continues to run the payment waterfall as outlined in the loan documents. As of 4/28/25, the Borrower has to funded payment shortfalls, and the loan remains current and due
11	307331064	OF	CT	05/10/23	2

Loan transferred on 5/11/23 for Maturity Default after Borrower was unable to pay the Loan off at the 5/6/2023 Maturity Date. Mezz debt iao $10MM is held by Third Point Real Estate. The Loan is secured by Constitution Plaza, a 659,315 SF office complex located on 6.6 acres in downtown Hartford, CT. The Property is 71% leased as of 12/31/2024. A formal Notice of Default has been sent and Lender has engaged legal counsel. The Borrower is seeking an extension of the maturity date. The Lender will dual track foreclosure/receivership action while continuing discussions with the Borrower until a resolution is reached. The Lender has filed for a court appointed receiver. The Mezz Borrower filed for CH. 11 BK on 2/7/24 in anticipation of the Mezz Lender's UCC foreclosure sale scheduled to occur same day on 2/7/24. The BK was dismissed on 7/26/14 and a new UCC FC sale is scheduled for 8/14/24. The Mezz Lender successfully completed its

UCC foreclosure sale on 8/14/24. Trigild has been appoint ed as receiver and has taken control of the Property. JLL has been engaged as PM and leasing agent.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310540003	0.00	4.84500%	0.00	4.84500%	9	08/13/21	10/01/20	09/13/21
5	656120762	0.00	5.23000%	0.00	5.23000%	8	12/31/20	11/06/20	10/12/21
14	695100997	19,783,704.32	5.08500%	19,783,704.32 5.08500%		10	07/31/20	06/06/20	09/11/20
Totals		19,783,704.32		19,783,704.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	695100985 12/17/21	6,852,095.37	4,600,000.00	4,347,052.88	968,202.43	4,347,052.88	3,378,850.45	3,473,244.92	0.00	98,413.86	3,374,831.06	46.87%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,852,095.37	4,600,000.00	4,347,052.88	968,202.43	4,347,052.88	3,378,850.45	3,473,244.92	0.00	98,413.86	3,374,831.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
29	695100985	08/17/23	0.00	0.00	3,374,831.06	0.00	0.00	(98,413.86)	0.00	0.00	3,374,831.06
		12/17/21	0.00	0.00	3,473,244.92	0.00	0.00	3,473,244.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,374,831.06	0.00	0.00	3,374,831.06	0.00	0.00	3,374,831.06

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,055.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,079.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,134.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,134.40

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Supplemental Notes
None

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